Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash	$ 1,252,516	$ 736,204
Prepaid insurance	307,750	307,750
Prepaid expenses	53,832	18,800
Total current assets	1,614,098	1,062,754
Prepaid insurance – long-term	143,120	296,995
Marketable securities and cash held in Trust Account	420,879,831	414,549,783
Total Assets	422,637,049	415,909,532
Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit:
Accrued expenses	520,360	55,667
Accrued offering costs	75,000	75,000
Subscription Agreement liability	137,772,195
Deferred underwriting fee payable	1,500,000
Total Current Liabilities	139,867,555	130,667
Deferred underwriting fee payable	14,490,000	15,990,000
Total Liabilities	154,357,555	16,120,667
Commitments and Contingencies
Ordinary shares subject to possible redemption	420,879,831	414,000,000
Shareholders’ Deficit
Preference Shares Value
Additional paid-in capital
Accumulated deficit	(152,601,767)	(14,212,565)
Total Shareholders’ Deficit	(152,600,337)	(14,211,135)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	422,637,049	415,909,532
Class A Ordinary Shares
Shareholders’ Deficit
Ordinary Shares Value	50	50
Class B Ordinary Shares
Shareholders’ Deficit
Ordinary Shares Value	$ 1,380	$ 1,380	[1],[2]

[1]	On June 4, 2025, the Company issued 8,625,000 Founder Shares to the Sponsor. In November 2025 and December 2025, the Company issued an additional 2,875,000 and 2,300,000 Founder Shares, respectively, to the Sponsor, resulting in a total of 13,800,000 Founder Shares (see Note 5).
[2]	Up to 1,800,000 Class B ordinary shares were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On December 18, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering, as such, the 1,800,000 Founder Shares are no longer subject to forfeiture (see Note 5).